Accrued expenses and other current liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued expenses and other current liabilities
Deposits from packaged-tour users	¥ 10,223	$ 1,401	¥ 10,386
Payable for business combination	0		4,100
Accrued liabilities related to customers incentive program	3,949	541	3,700
Accrued professional service fees	4,663	639	3,298
Accrued advertising expenses	11,960	1,639	15,885
Deposits received from suppliers	65,019	8,908	64,401
Accrued operating expenses	19,193	2,629	16,535
Advanced payment from banks	11,608	1,590	14,085
Discounted bank acceptance notes	180,000	24,660	179,000
Others	15,419	2,110	18,091
Total	¥ 322,034	$ 44,117	¥ 329,481